As filed with the Securities and Exchange Commission on October 1, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.6%
	Consumer Discretionary - 9.2%
188,800	Ascena Retail Group, Inc. (a)	$3,462,592
102,600	Bed Bath & Beyond, Inc. (a)	6,253,470
246,600	CarMax, Inc. (a)	6,862,878
873,500	Carnival Corp.	29,070,080
64,500	DIRECTV - Class A (a)	3,203,070
637,800	Limited Brands, Inc.	30,327,390
115,000	Macy's, Inc.	4,121,600
260,200	Mattel, Inc.	9,151,234
8,100	Men's Wearhouse, Inc. (The)	220,725
75,000	Ross Stores, Inc.	4,983,000
59,900	Sony Corp. - ADR	727,785
193,400	TJX Cos., Inc.	8,563,752
275,000	Walt Disney Co. (The)	13,513,500
147,500	Whirlpool Corp.	9,965,100
		130,426,176

	Consumer Staples - 3.2%
290,000	Kellogg Co.	13,833,000
290,000	PepsiCo, Inc.	21,091,700
160,000	Procter & Gamble Co. (The)	10,326,400
		45,251,100

	Energy - 6.0%
333,200	Cameron International Corp. (a)	16,749,964
100,000	Cenovus Energy, Inc.	3,051,000
625,200	Encana Corp.	13,910,700
85,000	EOG Resources, Inc.	8,330,850
65,000	Exxon Mobil Corp.	5,645,250
80,000	Hess Corp.	3,772,800
39,100	National Oilwell Varco, Inc.	2,826,930
50,000	Noble Energy, Inc.	4,371,500
416,700	Petroleo Brasileiro SA - ADR	7,929,801
85,000	Range Resources Corp.	5,321,000
132,634	Schlumberger Ltd.	9,451,499
57,600	Southwestern Energy Co. (a)	1,915,200
45,100	Transocean Ltd.	2,112,033
		85,388,527

	Financials - 7.8%
3,342,100	Charles Schwab Corp. (The)	42,210,723
140,000	Chubb Corp. (The)	10,176,600
894,950	Marsh & McLennan Cos., Inc.	29,721,289
281,600	Mercury General Corp.	10,199,552
475,900	Willis Group Holdings PLC	17,598,782
		109,906,946

	Health Care - 27.8%
481,200	Abbott Laboratories	31,908,372
75,000	Affymetrix, Inc. (a)	314,250
762,600	Amgen, Inc.	62,990,760
158,500	Biogen Idec, Inc. (a)	23,114,055
227,900	Boston Scientific Corp. (a)	1,178,243
813,200	Eli Lilly & Co.	35,805,196
632,035	GlaxoSmithKline PLC - ADR	29,073,610
879,100	Johnson & Johnson	60,851,302
918,800	Medtronic, Inc.	36,219,096
602,850	Novartis AG - ADR	35,339,067
332,206	PerkinElmer, Inc.	8,487,863
367,400	Roche Holding AG - CHF	65,216,040
100,000	Sanofi - ADR	4,064,000
		394,561,854

	Industrials - 11.8%
47,600	Alaska Air Group, Inc. (a)	1,658,860
70,000	Alexander & Baldwin, Inc. (a)	2,242,800
543,900	Arkansas Best Corp.	7,445,991
210,900	Babcock & Wilcox Co. (The) (a)	5,293,590
415,400	Boeing Co. (The)	30,702,214
100,000	C. H. Robinson Worldwide, Inc.	5,285,000
8,300	Caterpillar, Inc.	698,943
30,000	CIRCOR International, Inc.	923,700
91,000	CSX Corp.	2,087,540
158,300	European Aeronautic Defence and Space Co. N.V. - EUR	5,699,065
201,900	FedEx Corp.	18,231,570
320,900	Honeywell International, Inc.	18,628,245
23,500	JetBlue Airways Corp. (a)	129,485
70,000	Matson, Inc.	1,719,200
133,000	Norfolk Southern Corp.	9,848,650
64,300	Pall Corp.	3,434,263
349,100	Ritchie Bros. Auctioneers, Inc.	7,355,537
145,500	Rockwell Automation, Inc.	9,800,880
2,089,200	Southwest Airlines Co.	19,199,748
20,000	Union Pacific Corp.	2,452,200
199,200	United Parcel Service, Inc. - Class B	15,061,512
		167,898,993

	Information Technology - 19.5%
45,650	Accenture PLC - Class A	2,752,695
130,000	Activision Blizzard, Inc.	1,563,900
545,500	Adobe Systems, Inc. (a)	16,845,040
198,100	Altera Corp.	7,022,645
17,000	Analog Devices, Inc.	664,360
1,268,900	Applied Materials, Inc.	13,818,321
12,300	ASML Holding N.V.	707,250
600,000	Corning, Inc.	6,846,000
280,000	Diebold, Inc.	9,058,000
416,400	Electronic Arts, Inc. (a)	4,588,728
81,500	EMC Corp. (a)	2,136,115
13,000	Google, Inc. - Class A (a)	8,228,610
80,000	Hewlett-Packard Co.	1,459,200
350,000	Intel Corp.	8,995,000
94,700	Intuit, Inc.	5,494,494
352,000	KLA-Tencor Corp.	17,920,320
914,700	L.M. Ericsson Telephone Co. - ADR	8,460,975
1,576,500	Microsoft Corp.	46,459,455
16,128	Motorola Solutions, Inc.	779,628
81,400	NeuStar, Inc. - Class A (a)	2,882,374
230,000	NVIDIA Corp. (a)	3,114,200
50,700	Oracle Corp.	1,531,140
295,900	QUALCOMM, Inc.	17,659,312
154,100	Research In Motion Ltd. (a)	1,101,815
244,800	Symantec Corp. (a)	3,855,600
1,674,800	Texas Instruments, Inc.	45,621,552
264,700	Visa, Inc. - Class A	34,164,829
100,000	Xilinx, Inc.	3,240,000
24,800	Yahoo!, Inc. (a)	392,832
		277,364,390
	Materials - 4.9%
200,000	Cabot Corp.	7,800,000
40,000	Dow Chemical Co. (The)	1,151,200
25,700	Freeport-McMoRan Copper & Gold, Inc.	865,319
197,300	Greif, Inc. - Class A	8,535,198
78,249	Greif, Inc. - Class B	3,912,450
71,900	Monsanto Co.	6,156,078
87,300	Newmont Mining Corp.	3,882,231
157,300	Potash Corp. of Saskatchewan, Inc.	6,946,368
441,400	Schweitzer-Mauduit International, Inc.	30,059,340
		69,308,184
	Utilities - 1.4%
602,379	Public Service Enterprise Group, Inc.	20,023,078

	TOTAL COMMON STOCKS
	(Cost $1,131,814,343)	$1,300,129,248

	SHORT TERM INVESTMENTS - 8.1%
115,624,918	Dreyfus Treasury Prime Cash Management Fund	$115,624,918
	TOTAL SHORT TERM INVESTMENTS
	(Cost $115,624,918)	115,624,918
	TOTAL INVESTMENTS
	(Cost $1,247,439,261) ^ - 99.7%	1,415,754,166
	Assets in Excess of Other Liabilities - 0.3%	4,582,241
	TOTAL NET ASSETS - 100.0%	$1,420,336,407

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

^ The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost of investments	$1,247,439,261
Gross unrealized appreciation	200,910,238
Gross unrealized depreciation	(32,595,333)
Net unrealized appreciation	$168,314,905

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Consumer Discretionary - 8.1%
60,100	Ascena Retail Group, Inc. (a)	$1,102,234
222,800	Bed Bath & Beyond, Inc. (a)	13,579,660
847,200	CarMax, Inc. (a)	23,577,576
817,846	Carnival Corp.	27,217,915
10,000	Deckers Outdoor Corp. (a)	417,100
161,800	DIRECTV - Class A (a)	8,034,988
1,083,000	DreamWorks Animation SKG, Inc. - Class A (a)	20,793,600
915,000	Limited Brands, Inc.	43,508,250
416,000	Mattel, Inc.	14,630,720
5,600	Michael Kors Holdings, Ltd. (a)	231,224
100,000	Royal Caribbean Cruises Ltd.	2,498,000
240,000	Shutterfly, Inc. (a)	7,879,200
239,400	Sony Corp. - ADR	2,908,710
126,000	TJX Cos., Inc.	5,579,280
		171,958,457

	Energy - 3.5%
140,000	Cenovus Energy, Inc.	4,271,400
130,000	Encana Corp.	2,892,500
117,000	EOG Resources, Inc.	11,467,170
180,000	Hess Corp.	8,488,800
74,200	National Oilwell Varco, Inc.	5,364,660
80,000	Noble Energy, Inc.	6,994,400
100,000	Oceaneering International, Inc.	5,169,000
187,900	Petroleo Brasileiro SA - ADR	3,575,737
130,000	Range Resources Corp.	8,138,000
169,800	Schlumberger Ltd.	12,099,948
156,800	Southwestern Energy Co. (a)	5,213,600
		73,675,215

	Financials - 5.5%
200,000	Berkshire Hathaway, Inc. - Class B (a)	16,968,000
4,000,000	Charles Schwab Corp. (The)	50,520,000
200,000	Chubb Corp. (The)	14,538,000
1,000,700	Marsh & McLennan Cos, Inc.	33,233,247
140,000	Progressive Corp. (The)	2,763,600
		118,022,847

	Health Care - 43.6%
1,735,500	Abiomed, Inc. (a)	39,135,525
3,139,300	Accuray, Inc. (a)	19,808,983
564,200	Affymetrix, Inc. (a)	2,363,998
1,442,200	Amgen, Inc.	119,125,720
442,500	Biogen Idec, Inc. (a)	64,529,775
298,200	BioMarin Pharmaceutical, Inc. (a)	11,716,278
672,500	Boston Scientific Corp. (a)	3,476,825
895,100	Cepheid, Inc. (a)	28,679,004
118,700	Charles River Laboratories International, Inc. (a)	4,039,361
2,293,728	Conceptus, Inc. (a) (b)	42,617,466
700,000	Dendreon Corp. (a)	3,332,000
862,000	Eli Lilly & Co.	37,953,860
81,000	GlaxoSmithKline PLC - ADR	3,726,000
270,000	Illumina, Inc. (a)	11,196,900
5,855,100	ImmunoGen, Inc. (a) (b)	94,501,314
289,300	Insulet Corp. (a)	5,658,708
470,000	InterMune, Inc. (a)	4,150,100
576,200	Johnson & Johnson	39,884,564
548,100	Life Technologies Corp. (a)	24,050,628
970,300	Medtronic, Inc.	38,249,226
300,000	Momenta Pharmaceuticals, Inc. (a)	4,266,000
4,405,056	Nektar Therapeutics (a)	37,531,077
538,750	Novartis AG - ADR	31,581,525
145,000	NuVasive, Inc. (a)	3,029,050
468,100	OraSure Technologies, Inc. (a)	4,966,541
911,314	QIAGEN N.V. (a)	16,048,240
580,000	Roche Holding AG - CHF	102,954,010
4,586,400	Seattle Genetics, Inc. (a)	119,980,224
68,500	Waters Corp. (a)	5,307,380
		923,860,282

	Industrials - 7.0%
503,300	AECOM Technology Corp. (a)	8,158,493
290,000	Babcock & Wilcox Co. (The) (a)	7,279,000
415,800	C. H. Robinson Worldwide, Inc.	21,975,030
133,600	Caterpillar, Inc.	11,250,456
10,000	CIRCOR International, Inc.	307,900
296,000	European Aeronautic Defence and Space Co. N.V. - EUR	10,656,495
399,400	Expeditors International Washington, Inc.	14,206,658
40,900	FedEx Corp.	3,693,270
86,000	IDEX Corp.	3,280,900
1,227,550	JetBlue Airways Corp. (a)	6,763,801
107,800	Pall Corp.	5,757,598
489,000	Ritchie Bros. Auctioneers, Inc.	10,303,230
33,100	Rockwell Automation, Inc.	2,229,616
2,673,200	Southwest Airlines Co.	24,566,708
150,000	United Continental Holdings, Inc. (a)	2,833,500
196,000	United Parcel Service, Inc. - Class B	14,819,560
		148,082,215

	Information Technology - 28.1%
57,850	Accenture Ltd. - Class A	3,488,355
1,530,900	Adobe Systems, Inc. (a)	47,274,192
1,001,700	Altera Corp.	35,510,265
349,700	Applied Materials, Inc.	3,808,233
83,600	ASML Holding N.V.	4,807,000
3,775	Comverse Technology, Inc. (a)	20,498
350,000	Corning, Inc.	3,993,500
671,000	Cree, Inc. (a)	16,070,450
150,000	Cymer, Inc. (a)	8,581,500
1,802,200	Electronic Arts, Inc. (a)	19,860,244
805,700	EMC Corp. (a)	21,117,397
3,118,000	Flextronics International Ltd. (a)	19,986,380
742,018	FormFactor, Inc. (a)	4,541,150
82,080	Google, Inc. - Class A (a)	51,954,178
90,000	Hewlett-Packard Co.	1,641,600
250,700	Intel Corp.	6,442,990
105,000	Intuit, Inc.	6,092,100
200,000	Jabil Circuit, Inc.	4,340,000
300,000	KLA-Tencor Corp.	15,273,000
1,247,800	L.M. Ericsson Telephone Co. - ADR	11,542,150
5,500	MasterCard, Inc. - Class A	2,401,135
725,000	Micron Technology, Inc. (a)	4,502,250
1,165,500	Microsoft Corp.	34,347,285
35,128	Motorola Solutions, Inc.	1,698,088
344,811	NetApp, Inc. (a)	11,264,975
195,900	NeuStar, Inc. - Class A (a)	6,936,819
1,928,900	Nuance Communications, Inc. (a)	39,253,115
417,400	NVIDIA Corp. (a)	5,651,596
450,000	QUALCOMM, Inc.	26,856,000
160,000	Rambus, Inc. (a)	672,000
722,450	Research In Motion Ltd. (a)	5,165,517
431,400	SanDisk Corp. (a)	17,743,482
825,900	Stratasys, Inc. (a)	50,611,152
536,400	Symantec Corp. (a)	8,448,300
1,187,500	Texas Instruments, Inc.	32,347,500
335,000	Trimble Navigation Ltd. (a)	14,827,100
335,000	Visa, Inc. - Class A	43,238,450
120,000	Xilinx, Inc.	3,888,000
8,000	Zynga, Inc. - Class A (a)	23,600
		596,221,546

	Materials - 1.6%
317,500	Monsanto Co.	27,184,350
102,600	Potash Corp. Saskatchewan, Inc.	4,530,816
17,250	Praxair, Inc.	1,789,860
		33,505,026

	TOTAL COMMON STOCKS
	(Cost $1,726,247,381)	$2,065,325,588

	SHORT TERM INVESTMENTS - 2.6%
53,972,184	Dreyfus Treasury Prime Cash Management Fund	$53,972,184
	TOTAL SHORT TERM INVESTMENTS
	(Cost $53,972,184)	53,972,184
	TOTAL INVESTMENTS
	(Cost $1,780,219,565) ^ - 100.0%	2,119,297,772
	Assets in Excess of Other Liabilities - 0.0%	558,760
	TOTAL NET ASSETS - 100.0%	$2,119,856,532

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management
Company.

^ The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost of investments	$1,780,219,565
Gross unrealized appreciation	484,186,794
Gross unrealized depreciation	(145,108,587)
Net unrealized appreciation	$339,078,207

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.7%
	Consumer Discretionary - 7.0%
15,000	Amazon.com, Inc. (a)	$3,499,500
163,000	Ascena Retail Group, Inc. (a)	2,989,420
392,102	Callaway Golf Co.	2,152,640
518,400	CarMax, Inc. (a)	14,427,072
15,000	Deckers Outdoor Corp. (a)	625,650
74,700	DIRECTV - Class A (a)	3,709,602
1,367,100	DreamWorks Animation SKG, Inc. - Class A (a)	26,248,320
4,100	Five Below, Inc. (a)	120,294
730,000	Royal Caribbean Cruises Ltd.	18,235,400
700,100	Shutterfly, Inc. (a)	22,984,283
142,590	Tesla Motors, Inc. (a)	3,909,818
		98,901,999

	Consumer Staples - 2.2%
2,700	Chefs' Warehouse Holdings, Inc. (The) (a)	43,605
3,313,405	Smart Balance, Inc. (a) (b)	31,543,616
		31,587,221

	Energy - 3.0%
270,200	Cabot Oil & Gas Corp.	11,399,738
60,000	EOG Resources, Inc.	5,880,600
80,500	National Oilwell Varco, Inc.	5,820,150
117,800	Range Resources Corp.	7,374,280
958,400	Rex Energy Corp. (a)	12,152,512
		42,627,280

	Financials - 1.6%
605,820	MarketAxess Holdings, Inc.	18,307,880
114,400	MSCI, Inc. (a)	3,792,360
		22,100,240

	Health Care - 41.7%
2,151,673	Abiomed, Inc. (a) (b)	48,520,226
2,993,300	Accuray, Inc. (a)	18,887,723
688,200	Affymetrix, Inc. (a)	2,883,558
205,200	Biogen Idec, Inc. (a)	29,924,316
592,800	BioMarin Pharmaceutical, Inc. (a)	23,291,112
700,500	Boston Scientific Corp. (a)	3,621,585
801,600	Cardica, Inc. (a)	1,531,056
962,600	Cepheid, Inc. (a)	30,841,704
14,000	Charles River Laboratories International, Inc. (a)	476,420
1,669,750	Conceptus, Inc. (a) (b)	31,023,955
794,000	Dendreon Corp. (a)	3,779,440
5,849,900	Dyax Corp. (a) (b)	15,502,235
9,000	Illumina, Inc. (a)	373,230
3,627,417	ImmunoGen, Inc. (a)	58,546,511
721,100	Insulet Corp. (a)	14,104,716
1,443,300	InterMune, Inc. (a)	12,744,339
806,000	Luminex Corp. (a)	13,806,780
430,856	Momenta Pharmaceuticals, Inc. (a)	6,126,772
2,763,000	Nektar Therapeutics (a)	23,540,760
186,000	NuVasive, Inc. (a)	3,885,540
1,582,600	OraSure Technologies, Inc. (a)	16,791,386
1,635,639	Pharmacyclics, Inc. (a)	87,032,351
113,000	QIAGEN N.V. (a)	1,989,930
358,500	Roche Holding AG - CHF	63,636,229
2,917,500	Seattle Genetics, Inc. (a)	76,321,800
5,600	SurModics, Inc. (a)	89,264
74,000	XenoPort, Inc. (a)	583,120
		589,856,058

	Industrials - 7.7%
390,000	Alaska Air Group, Inc. (a)	13,591,500
536,600	Arkansas Best Corp.	7,346,054
107,900	C. H. Robinson Worldwide, Inc.	5,702,515
252,000	CIRCOR International, Inc.	7,759,080
43,800	Colfax Corp. (a)	1,267,572
452,200	Delta Air Lines, Inc. (a)	4,363,730
16,000	Expeditors International of Washington, Inc.	569,120
3,134,525	JetBlue Airways Corp. (a)	17,271,233
82,600	Pall Corp.	4,411,666
73,700	Polypore International, Inc. (a)	2,738,692
293,100	Ritchie Bros. Auctioneers, Inc.	6,175,617
27,000	RPX Corp. (a)	338,850
907,000	Southwest Airlines Co.	8,335,330
47,000	Spirit Airlines, Inc. (a)	1,010,970
717,000	United Continental Holdings, Inc. (a)	13,544,130
234,000	US Airways Group, Inc. (a)	2,681,640
53,200	USA Truck, Inc. (a)	222,908
525,000	Vitran Corp, Inc. (a)	2,436,000
830,738	Zipcar, Inc. (a)	8,664,597
		108,431,204

	Information Technology - 29.6%
25,000	3D Systems Corp. (a)	950,000
86,500	Active Network, Inc. (The) (a)	1,227,435
992,000	Adobe Systems, Inc. (a)	30,632,960
80,000	Akamai Technologies, Inc. (a)	2,814,400
505,100	Altera Corp.	17,905,795
20,000	Applied Materials, Inc.	217,800
192,600	ASML Holding N.V.	11,074,500
14,900	Audience, Inc. (a)	268,945
1,673,200	comScore, Inc. (a)	25,767,280
507,200	Cree, Inc. (a)	12,147,440
200,000	Cymer, Inc. (a)	11,442,000
1,214,000	Electronic Arts, Inc. (a)	13,378,280
475,000	EMC Corp. (a)	12,449,750
273,200	FARO Technologies, Inc. (a)	11,755,796
302,700	FEI Co.	14,441,817
716,300	FormFactor, Inc. (a)	4,383,756
64,090	Google, Inc. - Class A (a)	40,567,047
1,402,100	Guidance Software, Inc. (a) (b)	13,824,706
39,500	hiSoft Technology International Ltd. - ADR (a)	445,560
275,000	Intuit, Inc.	15,955,500
184,000	iSoftStone Holdings Ltd. - ADR (a)	859,280
220,000	Jabil Circuit, Inc.	4,774,000
1,104,500	KIT digital, Inc. (a)	3,534,400
378,300	KLA-Tencor Corp.	19,259,253
800,000	Micron Technology, Inc. (a)	4,968,000
420,000	Monster Worldwide, Inc. (a)	3,045,000
326,900	NetApp, Inc. (a)	10,679,823
150,798	NeuStar, Inc. - Class A (a)	5,339,757
855,900	Nuance Communications, Inc. (a)	17,417,565
164,000	NVIDIA Corp. (a)	2,220,560
76,500	QUALCOMM, Inc.	4,565,520
140,000	Rambus, Inc. (a)	588,000
602,900	Research In Motion Ltd. (a)	4,310,735
1,732	Responsys, Inc. (a)	19,312
409,200	SanDisk Corp. (a)	16,830,396
733,500	SMART Technologies, Inc. - Class A (a)	1,158,930
658,700	Stratasys, Inc. (a)	40,365,136
329,900	Symantec Corp. (a)	5,195,925
336,600	Trimble Navigation Ltd. (a)	14,897,916
40,000	Vanceinfo Technologies, Inc. - ADR (a)	380,400
1,000	VMware, Inc. - Class A (a)	90,760
984,600	Websense, Inc. (a)	14,778,846
60,000	Yahoo!, Inc. (a)	950,400
86,700	Zynga, Inc. - Class A (a)	255,765
		418,136,446
	Materials - 1.9%
272,300	Monsanto Co.	23,314,326
94,100	Potash Corp. of Saskatchewan, Inc.	4,155,456
		27,469,782
	TOTAL COMMON STOCKS
	(Cost $1,070,850,048)	$1,339,110,230

	SHORT TERM INVESTMENTS - 5.1%
72,589,738	Dreyfus Treasury Prime Cash Management Fund	$72,589,738
	TOTAL SHORT TERM INVESTMENTS
	(Cost $72,589,738)	72,589,738
	TOTAL INVESTMENTS
	(Cost $1,143,439,786) ^ - 99.8%	1,411,699,968
	Assets in Excess of Other Liabilities - 0.2%	3,306,018
	TOTAL NET ASSETS - 100.0%	$1,415,005,986

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management
Company.

^ The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost of investments	$1,143,439,786
Gross unrealized appreciation	425,888,849
Gross unrealized depreciation	(157,628,667)
Net unrealized appreciation	$268,260,182

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading.  Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market, and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  Quotations of foreign securities in a foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined.  Foreign currency exchange rates generally are determined prior to the close of the New York Stock Exchange (the “NYSE”). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price.  Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its net asset value per share (“NAV”) may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940, as amended.

Fair Value of the Financial Instruments

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2012.  There were no significant transfers into or out of Level 1 and Level 2 during the reporting period.  These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$1,300,129,248	$-	$-	$1,300,129,248
Total Equity	$1,300,129,248	$-	$-	$1,300,129,248
Short-Term Investments	$115,624,918	$-	$-	$115,624,918
Total Investments in Securities	$1,415,754,166	$-	$-	$1,415,754,166

PRIMECAP Odyssey Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$2,065,325,588	$-	$-	$2,065,325,588
Total Equity	$2,065,325,588	$-	$-	$2,065,325,588
Short-Term Investments	$53,972,184	$-	$-	$53,972,184
Total Investments in Securities	$2,119,297,772	$-	$-	$2,119,297,772

PRIMECAP Odyssey Aggressive Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$1,339,110,230	$-	$-	$1,339,110,230
Total Equity	$1,339,110,230	$-	$-	$1,339,110,230
Short-Term Investments	$72,589,738	$-	$-	$72,589,738
Total Investments in Securities	$1,411,699,968	$-	$-	$1,411,699,968

1 Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the
Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the nine months ended
July 31, 2012 in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value as of October 31, 2011	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2012
Conceptus, Inc.	$25,962,947	$523,756	$-	$-	$-	$42,617,466
ImmunoGen, Inc.	79,307,200	302,486	95,493	-	6,443	94,501,314
Stratasys, Inc.(1)	29,722,400	-	12,110,935	-	5,854,231	N/A
	$134,992,547	$826,242	$12,206,428	$-	$5,860,674	$137,118,780

(1) No longer an affiliate as of July 31, 2012.

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value as of October 31, 2011	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2012
Abiomed, Inc.	$30,845,485	$2,373,723	$346,355	$-	$60,462	$48,520,226
Conceptus, Inc.	19,235,520	-	-	-	-	31,023,955
Dyax, Corp.	7,863,750	40,338	-	-	-	15,502,235
Guidance Software, Inc.	7,825,621	1,101,838	-	-	-	13,824,706
Smart Balance, Inc.	21,702,803	-	-	-	-	31,543,616
	$87,473,179	$3,515,899	$346,355	$-	$60,462	$140,414,738

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By           /s/  Joel P. Fried
                                Joel P. Fried, Co-Chief Executive Officer

Date        9/28/2012

By           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date        9/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/  Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date        9/28/2012

By           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date       9/28/2012

By           /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date       9/28/2012